Expense Example - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2023 USD ($)
Fidelity Advisor Mega Cap Stock Fund - Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Advisor Mega Cap Stock Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,788
Fidelity Advisor Mega Cap Stock Fund - Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Mega Cap Stock Fund - Class I
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
Fidelity Advisor Mega Cap Stock Fund - Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653